SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2015 USD ($) item	Jun. 30, 2014 USD ($)
Summary of Significant Accounting Policies [Line Items]
Impairment of intangible assets	$ 4,167
Number of operating segments | item	2
Number of reportable units | item	1
Costs incurred to develop software	$ 1,262	$ 0
Stock-based compensation capitalized amount	$ 34
Consolidated revenues [Member] | Operating segment [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk (as a percent)	97.00%
Consolidated Net income [Member] | Operating segment [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk (as a percent)	91.00%
Consolidated assets [Member] | Operating segment [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk (as a percent)	90.00%